Shareholder Report, Holdings (Details) - C000084913	May 31, 2026
75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
031100100 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
302130109 | Expeditors International of Washington, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
45167R104 | IDEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
592688105 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
268150109 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
171340102 | Church & Dwight Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy
Holdings [Line Items]
Percent of Total Investments	2.00%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
Financials
Holdings [Line Items]
Percent of Total Investments	5.50%
Materials
Holdings [Line Items]
Percent of Total Investments	6.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
Health Care
Holdings [Line Items]
Percent of Total Investments	11.90%
Technology
Holdings [Line Items]
Percent of Total Investments	22.70%
Industrials
Holdings [Line Items]
Percent of Total Investments	33.80%
Technology00847J105
Holdings [Line Items]
Percent of Total Investments	92.70%
Health Care78464A870
Holdings [Line Items]
Percent of Total Investments	2.50%
Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.80%